LVIP BlackRock Global Real Estate Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.98%
Australia–4.43%
Centuria Capital Group	1,978,356	$ 1,942,536
Dexus	288,414	1,434,731
Goodman Group	360,017	3,638,623
GPT Group	410,138	1,009,420
National Storage REIT	1,495,693	2,153,721
†NEXTDC Ltd.	565,700	3,165,104
		13,344,135
Belgium–0.81%
VGP NV	17,886	1,705,990
Warehouses De Pauw CVA	30,089	739,004
		2,444,994
Canada–3.59%
Allied Properties Real Estate Investment Trust	223,627	4,429,315
Choice Properties Real Estate Investment Trust	255,635	2,329,927
Summit Industrial Income REIT	325,571	4,032,664
		10,791,906
China–0.59%
†GDS Holdings Ltd. Class A	802,185	1,764,935
		1,764,935
France–1.02%
Cromwell European Real Estate Investment Trust	936,202	1,642,370
†Klepierre SA	82,122	1,427,712
		3,070,082
Germany–1.75%
Vonovia SE	244,168	5,269,576
		5,269,576
Hong Kong–6.45%
CK Asset Holdings Ltd.	595,000	3,572,015
ESR Group Ltd.	874,000	2,198,432
Hongkong Land Holdings Ltd.	237,700	1,044,458
Link REIT	445,600	3,110,514
New World Development Co. Ltd.	933,250	2,650,511
Sun Hung Kai Properties Ltd.	441,500	4,872,514
Swire Properties Ltd.	225,800	485,757
Wharf Real Estate Investment Co. Ltd.	327,000	1,482,418
		19,416,619
Japan–8.61%
†GLP J-Reit	907	1,005,910
Hulic Co. Ltd.	515,000	3,794,396
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Invincible Investment Corp.	1,032	$ 325,090
Japan Hotel REIT Investment Corp.	945	472,297
Japan Real Estate Investment Corp.	546	2,252,464
Kenedix Office Investment Corp.	897	4,230,217
†Mitsui Fudosan Logistics Park, Inc.	574	1,964,504
Nippon Building Fund, Inc.	688	3,027,527
Orix JREIT, Inc.	1,922	2,458,170
Sumitomo Realty & Development Co. Ltd.	280,600	6,381,417
		25,911,992
Malta–0.00%
=,†,πAZ BGP Holdings	4,536,115	0
		0
Republic of Korea–0.54%
ESR Kendall Square REIT Co. Ltd.	459,812	1,615,564
		1,615,564
Singapore–1.95%
CapitaLand Integrated Commercial Trust	2,290,700	3,047,051
Capitaland Investment Ltd.	1,174,100	2,824,725
		5,871,776
Spain–2.56%
Cellnex Telecom SA	155,252	4,788,992
Merlin Properties Socimi SA	376,021	2,901,441
		7,690,433
Sweden–1.02%
Castellum AB	274,094	3,071,130
		3,071,130
Switzerland–0.51%
PSP Swiss Property AG	15,295	1,528,923
		1,528,923
United Kingdom–6.70%
British Land Co. PLC	809,077	3,133,840
Derwent London PLC	144,018	3,249,071
Great Portland Estates PLC	485,794	2,368,595
LXI REIT PLC	1,259,524	1,738,794
Segro PLC	449,809	3,753,142
Tritax Big Box REIT PLC	1,371,092	2,069,081
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
UNITE Group PLC	406,348	$ 3,857,969
		20,170,492
United States–57.45%
Agree Realty Corp.	66,664	4,505,153
Alexandria Real Estate Equities, Inc.	34,193	4,793,517
American Tower Corp.	13,242	2,843,057
AvalonBay Communities, Inc.	48,446	8,923,269
Boston Properties, Inc.	55,538	4,163,684
†Brookdale Senior Living, Inc.	338,807	1,446,706
Cousins Properties, Inc.	111,245	2,597,571
Digital Realty Trust, Inc.	16,513	1,637,759
EPR Properties	130,916	4,694,648
Equinix, Inc.	20,177	11,477,485
Extra Space Storage, Inc.	51,615	8,914,427
Federal Realty Investment Trust	23,255	2,095,741
Host Hotels & Resorts, Inc.	261,312	4,149,635
Hudson Pacific Properties, Inc.	92,029	1,007,718
Invitation Homes, Inc.	197,312	6,663,226
Mid-America Apartment Communities, Inc.	41,719	6,469,365
Omega Healthcare Investors, Inc.	49,881	1,470,991
Outfront Media, Inc.	358,885	5,451,463
Physicians Realty Trust	295,285	4,441,086
Prologis, Inc.	145,650	14,798,084
Public Storage	24,908	7,293,311
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Regency Centers Corp.	58,771	$ 3,164,818
Rexford Industrial Realty, Inc.	119,796	6,229,392
Ryman Hospitality Properties, Inc.	33,138	2,438,625
SBA Communications Corp.	8,778	2,498,658
Simon Property Group, Inc.	66,544	5,972,324
SL Green Realty Corp.	64,930	2,607,589
Spirit Realty Capital, Inc.	116,994	4,230,503
STAG Industrial, Inc.	113,232	3,219,186
Sun Communities, Inc.	50,457	6,828,346
UDR, Inc.	168,996	7,048,823
Ventas, Inc.	116,188	4,667,272
VICI Properties, Inc.	295,204	8,811,839
Welltower, Inc.	83,034	5,340,747
		172,896,018
Total Common Stock (Cost $312,357,356)		294,858,575

MONEY MARKET FUND–1.96%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	5,889,411	5,889,411
Total Money Market Fund (Cost $5,889,411)		5,889,411

TOTAL INVESTMENTS–99.94% (Cost $318,246,767)	300,747,986
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	190,952
NET ASSETS APPLICABLE TO 46,108,614 SHARES OUTSTANDING–100.00%	$300,938,938

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ BGP Holdings	8/19/2009	$0	$0
Total		$—	$—
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and swap contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	(911,000)	USD	1,092,912	10/14/22	$75,421	$—
BOA	AUD	(4,895,000)	USD	3,298,495	10/14/22	166,908	—
BOA	AUD	1,144,000	USD	(779,638)	10/14/22	—	(47,761)
BOA	CAD	(2,010,000)	USD	1,561,318	10/14/22	106,270	—
BOA	CAD	958,000	USD	(744,265)	10/14/22	—	(50,764)
BOA	CHF	1,808,000	USD	(1,875,120)	10/14/22	—	(40,451)
BOA	CHF	(245,000)	USD	250,190	10/14/22	1,577	—
BOA	EUR	(11,310,000)	USD	11,575,900	10/14/22	480,678	—
BOA	EUR	5,549,000	USD	(5,685,062)	10/14/22	—	(241,437)
BOA	EUR	(160,000)	USD	155,177	10/14/22	—	(1,785)
BOA	GBP	(1,589,000)	USD	1,870,475	10/14/22	95,730	—
BOA	GBP	(1,528,000)	USD	1,640,450	10/14/22	—	(66,165)
BOA	HKD	(5,501,000)	USD	701,920	10/14/22	875	—
BOA	HKD	6,889,000	USD	(878,314)	10/14/22	—	(384)
BOA	JPY	110,496,000	USD	(803,064)	10/14/22	—	(38,596)
BOA	JPY	(116,992,000)	USD	860,002	10/14/22	50,590	—
BOA	NOK	1,729,000	USD	(170,708)	10/14/22	—	(11,910)
BOA	NZD	2,181,000	USD	(1,336,409)	10/14/22	—	(115,747)
BOA	SEK	3,587,000	USD	(351,462)	10/14/22	—	(28,038)
BOA	SEK	(1,224,000)	USD	117,638	10/14/22	7,276	—
BOA	SGD	(146,000)	USD	103,944	10/14/22	2,277	—
CITI	AUD	(801,000)	USD	551,554	10/14/22	39,112	—
CITI	CAD	(2,125,000)	USD	1,652,872	10/14/22	114,576	—
CITI	EUR	137,000	USD	(137,037)	10/14/22	—	(2,639)
CITI	GBP	(81,000)	USD	93,710	10/14/22	3,241	—
CITI	KRW	(2,343,150,000)	USD	1,785,325	10/14/22	156,293	—
CITI	SEK	(6,168,000)	USD	578,421	10/14/22	22,280	—
DB	AUD	(1,193,000)	USD	842,017	10/14/22	78,793	—
DB	GBP	33,000	USD	(35,901)	10/14/22	956	—
DB	JPY	1,010,869,743	USD	(7,501,847)	10/14/22	—	(508,125)
DB	JPY	(74,659,000)	USD	532,373	10/14/22	15,843	—
GSI	HKD	(85,105,000)	USD	10,873,346	10/14/22	27,601	—
GSI	HKD	1,382,000	USD	(176,267)	10/14/22	—	(146)
GSI	SGD	217,000	USD	(156,247)	10/14/22	—	(5,139)
HSBC	AUD	764,000	USD	(527,899)	10/14/22	—	(39,128)
HSBC	AUD	(118,000)	USD	82,677	10/14/22	7,187	—
HSBC	CAD	565,000	USD	(436,314)	10/14/22	—	(27,309)
HSBC	EUR	607,000	USD	(613,835)	10/14/22	—	(18,361)
HSBC	GBP	(1,066,000)	USD	1,299,943	10/14/22	109,334	—
HSBC	GBP	1,693,000	USD	(1,819,091)	10/14/22	71,811	—
HSBC	HKD	13,185,000	USD	(1,681,684)	10/14/22	—	(1,393)
HSBC	HKD	(5,062,000)	USD	645,948	10/14/22	848	—
HSBC	JPY	104,860,000	USD	(725,994)	10/14/22	—	(518)
HSBC	SEK	21,149,000	USD	(2,010,027)	10/14/22	—	(103,116)
HSBC	SEK	(3,634,000)	USD	332,846	10/14/22	5,185	—
HSBC	SEK	(4,008,000)	USD	353,720	10/14/22	—	(7,663)
HSBC	SGD	(259,000)	USD	187,127	10/14/22	6,772	—
HSBC	SGD	104,000	USD	(72,994)	10/14/22	—	(573)
JPMC	AUD	(1,310,000)	USD	909,990	10/14/22	71,915	—
JPMC	AUD	1,527,000	USD	(1,027,691)	10/14/22	—	(50,789)
JPMC	CAD	40,000	USD	(30,869)	10/14/22	—	(1,913)
JPMC	EUR	2,108,000	USD	(2,114,840)	10/14/22	—	(46,870)
JPMC	EUR	(56,000)	USD	56,257	10/14/22	1,321	—
JPMC	EUR	(112,000)	USD	109,224	10/14/22	—	(649)
JPMC	GBP	894,000	USD	(1,085,251)	10/14/22	—	(86,748)
JPMC	GBP	(338,000)	USD	399,894	10/14/22	22,383	—
JPMC	HKD	(165,000)	USD	21,073	10/14/22	45	—
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	HKD	8,259,000	USD	(1,053,449)	10/14/22	$—	$(925)
JPMC	HKD	2,935,000	USD	(374,016)	10/14/22	19	—
JPMC	ILS	523,000	USD	(161,166)	10/14/22	—	(14,316)
JPMC	JPY	(329,362,000)	USD	2,455,232	10/14/22	176,534	—
JPMC	JPY	122,950,000	USD	(887,018)	10/14/22	—	(36,385)
JPMC	SEK	3,973,000	USD	(389,225)	10/14/22	—	(30,998)
JPMC	SGD	111,000	USD	(79,500)	10/14/22	—	(2,205)
JPMC	SGD	(505,000)	USD	351,272	10/14/22	—	(385)
SCB	CAD	(474,000)	USD	362,805	10/14/22	19,674	—
SCB	CHF	189,000	USD	(201,923)	10/14/22	—	(10,135)
SCB	CHF	(212,000)	USD	214,302	10/14/22	—	(825)
SCB	EUR	(2,084,000)	USD	2,120,859	10/14/22	76,432	—
SCB	EUR	1,509,000	USD	(1,531,213)	10/14/22	—	(50,871)
SCB	EUR	(20,000)	USD	19,542	10/14/22	—	(78)
SCB	GBP	(356,000)	USD	428,518	10/14/22	30,903	—
SCB	GBP	577,000	USD	(661,458)	10/14/22	—	(17,010)
SCB	JPY	443,159,000	USD	(3,151,800)	10/14/22	—	(85,797)
SCB	JPY	(165,466,000)	USD	1,234,113	10/14/22	89,333	—
SCB	NZD	(208,000)	USD	130,612	10/14/22	14,199	—
SCB	SGD	7,075,000	USD	(5,036,526)	10/14/22	—	(109,847)
SCB	SGD	(719,000)	USD	510,681	10/14/22	10,005	—
SSB	CAD	(645,000)	USD	500,162	10/14/22	33,244	—
SSB	EUR	(1,001,000)	USD	1,019,677	10/14/22	37,686	—
SSB	GBP	(3,049,000)	USD	3,618,769	10/14/22	213,359	—
SSB	HKD	9,512,000	USD	(1,214,311)	10/14/22	—	(2,105)
SSB	JPY	(22,688,000)	USD	172,708	10/14/22	15,741	—
SSB	SEK	1,471,000	USD	(140,233)	10/14/22	—	(7,600)
SSB	SGD	874,000	USD	(630,648)	10/14/22	—	(22,037)
UBS	AUD	(471,000)	USD	326,973	10/14/22	25,650	—
UBS	EUR	1,016,000	USD	(1,025,741)	10/14/22	—	(29,036)
UBS	EUR	(197,000)	USD	199,623	10/14/22	6,364	—
UBS	EUR	(116,000)	USD	111,235	10/14/22	—	(2,563)
UBS	GBP	(1,632,000)	USD	1,945,987	10/14/22	123,216	—
UBS	HKD	(4,441,000)	USD	566,961	10/14/22	1,003	—
UBS	ILS	2,625,000	USD	(756,176)	10/14/22	—	(19,119)
UBS	JPY	34,545,000	USD	(243,702)	10/14/22	—	(4,702)
UBS	SEK	(1,099,000)	USD	104,246	10/14/22	5,154	—
Total Foreign Currency Exchange Contracts						$2,621,614	$(1,991,056)
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Swap Contract
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[1]	Termination Date[2]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
GSI - Equinix, Inc. - Monthly	3,415	3.08%	10/13/2022	2,104,733	$(162,144)	$—	$(162,144)
Total CFD Swap Contract						$—	$(162,144)

[1] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR and Federal Funds Rate.
[2] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
CVA–Dutch Certificate
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP BlackRock Global Real Estate Fund–6

LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$13,344,135	$—	$13,344,135
Belgium	—	2,444,994	—	2,444,994
Canada	10,791,906	—	—	10,791,906
China	—	1,764,935	—	1,764,935
France	1,642,370	1,427,712	—	3,070,082
Germany	—	5,269,576	—	5,269,576
Hong Kong	—	19,416,619	—	19,416,619
Japan	—	25,911,992	—	25,911,992
Malta	—	—	—*	—
Republic of Korea	—	1,615,564	—	1,615,564
Singapore	—	5,871,776	—	5,871,776
Spain	—	7,690,433	—	7,690,433
Sweden	—	3,071,130	—	3,071,130
Switzerland	—	1,528,923	—	1,528,923
United Kingdom	—	20,170,492	—	20,170,492
United States	172,896,018	—	—	172,896,018
Money Market Fund	5,889,411	—	—	5,889,411
Total Investments	$191,219,705	$109,528,281	$—	$300,747,986
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$2,621,614	$—	$2,621,614
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,991,056)	$—	$(1,991,056)
Swap Contract	$—	$(162,144)	$—	$(162,144)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Real Estate Fund–7